IMPAIRMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversals of impairment loss [Abstract]
Disclosure of impairment loss and reversal of impairment loss

For the year ended December 31, 2021 ($ millions)	Property, Plant & Equipment (Note 7)	Intangible Assets and Goodwill (Note 8)	Right-of-use Assets (Note 13)	Equity Accounted Investees (Note 9)	Other	Total Impairment Expense
Oil Sands Assets	368	24	27	—	5	424
Other	12	—	—	22	16	50
Total impairments	380	24	27	22	21	474

For the year ended December 31, 2020 ($ millions)	Property, Plant & Equipment (Note 7)	Equity Accounted Investees (Note 9)	Other	Total Impairment Expense
Jordan Cove	344	—	5	349
Investment in Ruby	—	1,257	139	1,396
Investment in CKPC	—	323	(2)	321
Other	13	11	—	24
Total impairments	357	1,591	142	2,090
Recognized through impairment in share of profit from equity accounted investees				314
Recognized as impairment expense				1,776
Total				2,090